Subsequent Events - Additional Information (Detail) - USD ($)	Dec. 19, 2023	Jan. 26, 2023	Nov. 01, 2023	Apr. 12, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 25, 2023
KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost				$ 459,870	$ 450,554	$ 275,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Non refundable retainer fee						50,000
Debt instrument face value			$ 300,000
Proceeds from Issuance of long-term debt		$ 175,000
Notes payable			$ 2,673,952
Subsequent Event [Member] | Share Purchase Agreement [Member] | Lincoln Park Capital Fund LLC [Member]
Subsequent Event [Line Items]
Common stock subscribed but not issued value	$ 75,000,000
Period of agreement	36 months
Subsequent Event [Member] | KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost						$ 275,000
Subsequent Event [Member] | Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value							$ 375,000